Total Management Fees Earned from the Managed Fleet, Including Acquisition Fees and Sales Commissions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Fees from affiliated Container Investors			$ 3,527
Fees from unaffiliated Container Investors	$ 7,689	$ 9,678	11,374
Total Management Fees
Related Party Transaction [Line Items]
Management fees	7,689	9,678	15,239
Total Management Fees | Fees from Container Investors
Related Party Transaction [Line Items]
Management fees	$ 7,689	$ 9,678	14,901
Total Management Fees | Other Fees
Related Party Transaction [Line Items]
Management fees			$ 338